Fair Value of Financial Instruments (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Fair Value of Financial Instruments Details [Abstract]
Other Assets Fair Value Disclosure	$ 230,000,000	$ 491,100,000
Long Term Debt	1,395,931,000	1,343,101,000
Debt Instrument Fair Value	$ 1,584,700,000	$ 1,485,200,000